Employee benefits (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2020	March 31, 2019
Gratuity payable	126,080	119,610
Compensated absences	51,319	51,201
	177,399	170,811

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2020, March 31, 2019 and March 31, 2018 consist of the following:

	March 31, 2020	March 31, 2019	March 31, 2018
Service cost	28,929	25,936	29,577
Interest cost	10,106	9,606	7,518
Interest income	(1,781)	(2,381)	(1,418)
	37,254	33,161	35,677

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 2020	March 31, 2019
Present value of projected benefit obligation at the end of the year	156,413	145,108
Funded status of the plans	(30,474)	(25,498)
Recognized (asset) / liability	125,939	119,610

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2020	March 31, 2019	March 31, 2018
Projected benefit obligation at the beginning of the year	145,108	131,687	109,826
Service cost	28,929	25,936	29,577
Interest cost	10,106	9,606	7,518
Remeasurements - Actuarial (gain) / loss	(12,955)	(5,267)	(6,872)
Benefits paid	(14,776)	(16,854)	(8,362)
Projected benefit obligation at the end of the year	156,412	145,108	131,687

Disclosure of fair value of plan assets [text block]

Change in plan assets	March 31, 2020	March 31, 2019	March 31, 2018
Fair value of plan assets at the beginning of the year	25,498	32,567	20,712
Interest income	1781	2,381	1,418
Remeasurements – return on plan assets excluding amounts included in interest income	(2,138)	(2,596)	(1,493)
Employer contributions	20,109	10,000	20,292
Benefits paid	(14,776)	(16,854)	(8,362)
Fair value of plan assets at the end of the year	30,474	25,498	32,567

Actual return on plan assets	-	-	(75)

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2020, 2019 and 2018 were as follows:

	March 31, 2020	March 31, 2019	March 31, 2018
Discount rate	5.60% p.a.	6.95% P.a	7.30% P.a
Long-term rate of compensation increase	5.00% p.a.	7.00% P.a	7.00% P.a
Expected long term rate of return on plan assets	0% for the first year and 5% thereafter	7.00% P.a	7.00% P.a
Average future working life time	4.37 years	4.37 years	4.38 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2020	March 31, 2019
1 Year	29,441	25,580
2 to 5 years	90,764	87,963
6 to 10 years	58,273	61,091
More than 10 years	30,280	37,070

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets:
The Gratuity plan’s weighted-average asset allocation at March 31, 2020 and March 31, 2019, by asset category is as follows:

	March 31, 2020	March 31, 2019
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2020, 2019 and 2018 are as follows:

	March 31, 2020	March 31, 2019	March 31, 2018
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	(10)	-	-
- change in financial assumptions	(12,015)	2,358	(2,806)
- experience variance	(929)	(7,625)	(4,066)
- return on plan assets, excluding amounts recognized in net interest expense/ income	2,138	2,596	1,493
	(10,816)	(2,671)	(5,379)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	149,488	163,941	163,720	149,523